AARP Variable Annuity
                             Separate Account AMLVA
                    American Maturity Life Insurance Company

                       Supplement Dated November 20, 2001
                       to the Prospectus Dated May 1, 2001

In the section entitled "American Maturity Life Insurance Company" on page 10, at the end of the first paragraph, the last sentence is deleted and replaced by the following two sentences:

         American Maturity Life Insurance Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity Life Insurance Company was owner 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.



This Supplement must be read in conjunction with the Prospectus for the AARP Variable Annuity dated May 1, 2001.

                              AARP Variable Annuity
                             Separate Account AMLVA
                    American Maturity Life Insurance Company

                       Supplement Dated November 20, 2001
          to the Statement of Additional Information Dated May 1, 2001

In the section entitled "Description of American Maturity Life Insurance Company" on page 3, in the second paragraph, the fourth sentence is deleted and replaced by the following two sentences:

         American Maturity Life Insurance Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity Life Insurance Company was owner 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.


This Supplement must be read in conjunction with the Statement of Additional Information for the AARP Variable Annuity dated May 1, 2001.